UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 11, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total: $    1,415,118,458

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
3M Co.				      Common Stock	88579Y101 $16,497,039 	 	  192,520     Sole		     Sole
Abbott Laboratories		      Common Stock	002824100 $31,005,097 	 	  665,060     Sole		     Sole
Agilent Technologies Inc.	      Common Stock	00846U101 $ 8,373,840 	 	  377,200     Sole		     Sole
Allstate Corp.			      Common Stock	020002101 $29,008,596 	 	  536,600     Sole		     Sole
American International Group	      Common Stock	026874107 $ 9,472,492 	 	  170,953     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103 $32,840,470 		  730,600     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104 $59,480,031 		1,348,754     Sole		     Sole
Bellsouth Corp.			      Common Stock	079860102 $20,106,592 	 	  764,800     Sole		     Sole
Boeing Co.			      Common Stock	097023105 $34,079,842 	 	  582,960     Sole		     Sole
BP Amoco			      Common Stock	055622104 $33,840,019 	 	  542,308     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108 $62,905,040 		2,470,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101 $10,213,848 		  111,700     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100 $30,334,495 	 	  520,228     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101 $59,941,691 	 	1,333,816     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100 $25,392,865 	 	  609,380     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101 $28,794,815 	 	  852,422     Sole		     Sole
Dell Inc.			      Common Stock	247025109 $32,222,854 	 	  838,700     Sole		     Sole
Dow Chemical			      Common Stock	260543103 $31,798,318 	 	  637,880     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109 $32,004,504 	 	  624,600     Sole		     Sole
Duke Energy Corp.		      Common Stock	264399106 $67,681,487 	 	2,416,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102 $31,480,720 	 	  528,200     Sole		     Sole
Fannie Mae			      Common Stock	313586109 $54,633,497 		1,003,370     Sole		     Sole
General Electric Co.		      Common Stock	369604103 $34,073,274 	 	  944,905     Sole		     Sole
General Motors Corp.		      Common Stock	370442105 $26,672,013 	 	  907,520     Sole		     Sole
Hewlett-Packard Co.		      Common Stock	428236103 $10,500,484 	 	  478,600     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102 $ 7,938,414 		  207,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100 $ 7,599,927 	 	  327,160     Sole		     Sole
International Business Machines       Common Stock	459200101 $31,672,308 	 	  346,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104 $32,483,949 	 	  483,680     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101 $ 8,367,318 	 	  268,700     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107 $36,640,898 	 	1,131,940     Sole		     Sole
Merrill Lynch & Co. Inc.	      Common Stock	590188108 $ 9,735,200 	 	  172,000     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104 $ 3,566,525 		  147,560     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108 $20,414,429 	 	  384,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103 $56,183,124 	 	2,138,680     Sole		     Sole
PNC Financial Services Group          Common Stock	693475105 $30,151,115 		  585,686     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109 $25,397,600 	 	  479,200     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103 $62,664,048 	 	2,827,800     Sole		     Sole
SBC Communications Inc.		      Common Stock	78387G103 $34,879,806 	 	1,472,343     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104 $ 8,564,640 	 	  336,000     Sole		     Sole
The Walt Disney Co.		      Common Stock	254687106 $11,034,331 	 	  384,070     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104 $28,215,720 	 	  794,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102 $34,990,443 	 	  687,300     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103 $25,365,682 	 	  506,200     Sole		     Sole
Washington Mutual Inc.		      Common Stock	939322103 $59,803,000 	 	1,514,000     Sole		     Sole
Wyeth				      Common Stock	983024100 $66,096,060 	 	1,567,000     Sole		     Sole

====================================================================================================================================

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